Leases - (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets
The amount recognized as right-of-use assets is as shown:

Leasehold property $ 'millions
January 1, 2024	27
Effects of movements in exchange rates	(2)
Additions	51
Depreciation	(8)
December 31, 2024	68
Effects of movements in exchange rates	5
Additions	13
Disposals	(16)
Impairment	(4)
Depreciation	(8)
December 31, 2025	58

Summary of Lease Liability
The recognized lease liability is as shown:

Leasehold property $ 'millions
At January 1, 2024	32
Effects of movements in exchange rates	(2)
Additions	49
Interest expense	3
Lease payments	(9)
At December 31, 2024	73
Effects of movements in exchange rates	6
Additions	11
Disposals	(22)
Interest expense	4
Lease payments	(8)
At December 31, 2025	64

Summary of Maturity Analysis - Contractual Undiscounted Cash Flows	Maturity analysis - contractual undiscounted cash flows

	2025 $ 'millions	2024 $ 'millions
Less than one year	8	9
One to five years	31	37
More than five years	52	64
Total undiscounted lease liabilities	91	110

Summary of Lease Liabilities and Expenses
Lease liabilities included in the Consolidated Statement of Financial Position

	2025 $ 'millions	2024 $ 'millions
Current	5	6
Non-Current	59	67
Total lease liabilities	64	73
Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Interest on lease liabilities	5	3	2
Depreciation on right-of-use assets	8	8	7
Impairment of right-of-use assets	4	—	—
	17	11	9
Amounts recognized in the Consolidated Statement of Cash Flows

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Interest paid on lease liabilities	3	2	2
Principal payment on lease liabilities	5	6	6
Total cash outflow for leases	8	8	8